Client Name:
Client Project Name:	BRAVO 2022-RPL1
Start - End Dates:	2/21/2014 - 12/17/2021
Deal Loan Count:	273

Conditions Report 2.0

Loans in Report:	273
Loans with Conditions:	227

595 - Total Active Conditions
38 - Material Conditions
38 - Compliance Review Scope
1 - Category: Borrower's Interest
21 - Category: Documentation
15 - Category: RESPA
1 - Category: Texas Home Equity
557 - Non-Material Conditions
557 - Compliance Review Scope
4 - Category: APR Tolerance
5 - Category: Borrower's Interest
45 - Category: Documentation
314 - Category: Federal Consumer Protection
18 - Category: Finance Charge Tolerance
58 - Category: RESPA
69 - Category: Right of Rescission
21 - Category: State Consumer Protection
2 - Category: State Late Charges
16 - Category: State Prepayment Penalty
5 - Category: TILA
20 - Total Satisfied Conditions

20 - Compliance Review Scope
1 - Category: Borrower's Interest
2 - Category: Compliance Manual
9 - Category: Documentation
8 - Category: RESPA
0 - Total Waived Conditions

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